Share-based compensation - Schedule of Restricted Stock Units and Restricted Stocks Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average grant date fair value ($)
Share based compensation expense	$ 111,140	$ 97,058	$ 102,848
NV Equity Plan
Weighted average grant date fair value ($)
Restricted stocks issued (in shares)	212,323
Time based restricted stock units and restricted stock
Number
Number at beginning of period (in shares)	2,355,437
Granted (in shares)	589,300
Vested (in shares)	(497,003)
Forfeited (in shares)	(27,741)
Number at end of period (in shares)	2,419,993	2,355,437
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 55.80
Granted (in USD per share)	85.62
Vested (in USD per share)	66.74
Forfeited (in USD per share)	66.00
Number at end of period (in USD per share)	$ 60.70	$ 55.80
Peformance based restricted stock units and restricted stock
Number
Number at beginning of period (in shares)	4,390,269
Granted (in shares)	459,233
Vested (in shares)	(520,350)
Forfeited (in shares)	(44,204)
Number at end of period (in shares)	4,284,948	4,390,269
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 53.01
Granted (in USD per share)	88.41
Vested (in USD per share)	51.65
Forfeited (in USD per share)	68.06
Number at end of period (in USD per share)	$ 56.81	$ 53.01
Restricted stock | NV Equity Plan
Number
Granted (in shares)	734,651
Weighted average grant date fair value ($)
Restricted stocks issued (in shares)	484,778
Shares withheld to pay taxes (in shares)	249,873
Shares withheld to pay taxes, treated as granted (in shares)	129,915
Share based compensation expense	$ 11,000
Restricted stock units | NV Equity Plan
Number
Granted (in shares)	312,500
Vested (in shares)	(549,401)
Weighted average grant date fair value ($)
Shares withheld to pay taxes (in shares)	100,177
Shares withheld to pay taxes, treated as granted (in shares)	98,352
Share based compensation expense	$ 4,000
Ordinary shares issued to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved (in shares)	344,306
Lapsed restrictions on restricted stock | NV Equity Plan
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	184,442
Restricted stock issued (in shares)	239,685